Appendix 3 Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Appendix 3 Associates and Joint Ventures

APPENDIX 3 ASSOCIATES AND JOINT VENTURES:

This appendix is part of Note 3.i, “Investments accounted for using the Equity Method”.

			Ownership Interest at 12/31/2017			Ownership Interest at 12/31/2016
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Type of Relationship	Country	Activity
96.806.130-5	Electrogas S.A. (1)	U.S. dollar	—	—	—	—	42.50%	42.50%	Associate	Chile	Portfolio company
76.418.940-K	GNL Chile S.A.	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%	Associate	Chile	Promotion of liquefied natural gas supply project
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A.	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%	Joint venture	Chile	Development and operation of a hydroelectric plant
76.041.891-9	Aysén Transmisión S.A.	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%	Joint venture	Chile	Development and operation of a hydroelectric plant
76.091.595-5	Aysén Energía S.A.	Chilean peso	—	51.00%	51.00%	—	51.00%	51.00%	Joint venture	Chile	Development and operation of a hydroelectric plant
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chilean peso	—	50.00%	50.00%	—	50.00%	50.00%	Joint venture	Chile	Electric energy transportation and distribution

(1)	See Note 5.